Nature of Operations and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that together reflect the same amounts shown in the consolidated statements of cash flows (in thousands):

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$3,921	$2,184
Restricted cash	808	—

Total cash, cash equivalents, and restricted cash	$4,729	$2,184